Income tax expense	12 Months Ended
Dec. 31, 2025
Income tax expense
Income tax expense

21. Income tax expense

The income tax expense recognized in profit or loss for the year are shown as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
Current income tax	(7,904)	(9,658)	(6,892)
Deferred income tax	(7,599)	(4,617)	(8,444)
Total income tax (expenses)	(15,503)	(14,275)	(15,336)

21.1 Effective tax rate reconciliation

The nominal tax rate was computed based on the Brazilian tax law, taking into account the combined income tax and social contribution tax rate given that Brazil is currently the main operation of the Group. The reconciliation of the effective tax rate with the average nominal tax rate is shown as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
Profit before income tax	56,123	43,769	41,699
Nominal income tax rate	34%	34%	34%
Tax expenses per nominal income tax rate	(19,082)	(14,881)	(14,178)
Tax benefits incentives	5,673	2,947	346
Tax rate differences on subsidiaries	1,187	682	84
Permanent differences	(874)	(913)	(946)
Tax losses for which no deferred tax asset is recognized	(2,125)	(3,008)	(642)
Other	(282)	898	-
Income tax expenses	(15,503)	(14,275)	(15,336)
Effective rate	28%	33%	37%

21.2 Movement in deferred tax balances

	December 31, 2024	Recognized in profit or loss	Reclassification	Translation to presentation currency	December 31, 2025	Assets	Liabilities
Goodwill	(22,009)	(8,606)	-	(2,670)	(33,285)	-	(33,285)
Provisions	1,654	(376)	-	142	1,420	1,420	-
Property and equipment	224	(14)	1	52	263	263	-
Derivatives	560	(507)	-	57	110	110	-
Bonus accrued	2,260	832	-	262	3,354	3,354	-
Intangible assets	(973)	730	-	(381)	(624)	1,611	(2,235)
Share-based compensation	2,101	871	-	130	3,102	3,102	-
Lease	406	(264)	-	31	173	173	-
Other temporary differences	922	(855)	(32)	60	95	95	-
Tax loss carryforward	-	590	-	23	613	613	-
Total	(14,855)	(7,599)	(31)	(2,294)	(24,779)	10,741	(35,520)
Offset of deferred taxes						(9,093)	9,093
Net Tax assets (liabilities)					(24,779)	1,648	(26,427)

	December 31, 2023	Recognized in profit or loss	Reclassification	Translation to presentation currency	December 31, 2024	Assets	Liabilities
Goodwill	(17,949)	(9,197)	-	5,137	(22,009)	-	(22,009)
Provisions	859	895	-	(100)	1,654	1,654	-
Property and equipment	472	(155)	-	(93)	224	236	(12)
Derivatives	319	351	-	(110)	560	560	-
Bonus accrued	1,030	1,454	-	(224)	2,260	2,260	-
Intangible assets	595	1,545	(3,184)	71	(973)	1,092	(2,065)
Share-based compensation	1,294	1,122	-	(315)	2,101	2,101	-
Lease	504	8	-	(106)	406	406	-
Other temporary differences	1,467	(264)	1	(282)	922	922	-
Research and development tax credit	647	13	(667)	7	-	-	-
Tax loss carryforward	397	(389)	-	(8)	-	-	-
Total	(10,365)	(4,617)	(3,850)	3,977	(14,855)	9,231	(24,086)
Offset of deferred taxes						(7,804)	7,804
Net tax assets					(14,855)	1,427	(16,282)

21.3 Unrecognized deferred tax assets from net operating losses

The following is a breakdown of deferred tax assets that have not been recognized in relation to tax losses, as it is not probable that the future profit will be available against which the Group can use the benefits therefrom:

	December 31, 2025		December 31, 2024		December 31, 2023
Subsidiaries	Unrecognized tax losses	Expiration date	Unrecognized tax losses	Expiration date	Unrecognized tax losses	Expiration date
CI&T Canada	-	-	(166)	2027	(212)	2026
CI&T Portugal (a)	-	-	(597)	2029	(763)	2028
CI&T Oceania	(2,091)	does not expire	(801)	does not expire	(551)	does not expire
CI&T Digital Ltd	(1,598)	2026	(434)	2025	(637)	2024
CI&T Japan	(448)	2030	(217)	2029	(234)	2028
Somo Global Inc.	(45)	does not expire	-	-	-	-
CI&T Colombia	(105)	2037	-	-	-	-
CI&T UK	(881)	2026	-	-	-	-
CINQ Inc.	(44)	does not expire	-	-	-	-
CI&T SG PTE. Ltd.	(19)	2028	-	-	-	-
Total unrecognized tax losses	(5,231)		(2,215)		(2,397)

(a)	During 2025, the Group revised its estimates of future taxable profits in Portugal and recognized the tax effect of US$ 613 related to previously unrecognized tax losses, as management concluded that it is probable that sufficient taxable profits will be available against which such losses can be utilized. This conclusion was supported by the subsidiary’s recent track record of taxable income and the existence of ongoing intragroup commercial arrangements that are expected to sustain future profitability.